Other Gains (Losses)	12 Months Ended
Dec. 31, 2022
Disclosure of other gains losses [Abstract]
Disclosure Of Other Gains Losses Explanatory [Text Block]
Note 32
Other Gains (Losses)

Other gains (losses) items are detailed as follows:

Other gain and (loss)	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	(10,059,147)	8.867.110	(6.153.705)
Marketable securities to fair value	(111,708)	10.018	(81.145)
Increased value (2)	-	-	1.678.339
Impairment losses (3)	(2,190,491)	-	(6.029.434)
Other	(308,194)	713.322	(824.140)
Total	(12,669,540)	9.590.450	(11.410.085)

(1)
Under this concept there are ThCh$ 2,577,652 received (net) and ThCh$ 823,622  paid (net) and ThCh$ 2,404,593 received (net), as of December 31, 2022, 2021 and 2020, espectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.

(2)	See Note 1 – General information, letter C) numerals (5) and (16) .
(3)	Corresponds mainly to the impairment of assets reclassified to non-current assets held for sale of the Finca la Celia S.A. subsidiary.